Schedule of Portfolio Investments

AAMA Equity Fund

September 30, 2021 (Unaudited)

COMMON STOCKS - 56.6%	Shares	Fair Value
AEROSPACE & DEFENSE - 0.9%
Raytheon Technologies Corporation	46,696	$4,013,988

BANKING - 1.4%
JPMorgan Chase & Company	37,400	6,122,006

BEVERAGES - 0.9%
PepsiCo, Inc.	26,400	3,970,824

BIOTECH & PHARMA - 5.2%
Amgen, Inc.	15,000	3,189,750
Bristol-Myers Squibb Company	94,000	5,561,980
Johnson & Johnson	48,000	7,752,000
Pfizer, Inc.	141,500	6,085,915
		22,589,645
CONTAINERS & PACKAGING - 0.8%
Ball Corporation	37,000	3,328,890

DIVERSIFIED INDUSTRIALS - 1.7%
Emerson Electric Company	78,400	7,385,280

E-COMMERCE DISCRETIONARY - 0.9%
Amazon.com, Inc. (a)	1,200	3,942,048

ELECTRIC UTILITIES - 0.7%
Exelon Corporation	30,000	1,450,200
Public Service Enterprise Group, Inc.	25,000	1,522,500
		2,972,700
ENGINEERING & CONSTRUCTION - 0.4%
Quanta Services, Inc.	16,100	1,832,502

FOOD - 0.8%
Conagra Brands, Inc.	106,000	3,590,220

HEALTH CARE FACILITIES & SERVICES - 2.2%
UnitedHealth Group, Inc.	19,400	7,580,356
Universal Health Services, Inc. - Class B	12,100	1,674,277
		9,254,633

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 56.6% (Continued)	Shares	Fair Value
HOME & OFFICE PRODUCTS - 0.5%
Newell Brands, Inc.	100,000	$2,214,000

HOME CONSTRUCTION - 0.6%
Masco Corporation	43,200	2,399,760

HOUSEHOLD PRODUCTS - 1.0%
Procter & Gamble Company (The)	29,400	4,110,120

INDUSTRIAL SUPPORT SERVICES - 1.3%
Fastenal Company	30,000	1,548,300
Grainger (W.W.), Inc.	10,100	3,969,906
		5,518,206
INTERNET MEDIA & SERVICES - 2.1%
Alphabet, Inc. - Class A (a)	3,400	9,089,968

LEISURE FACILITIES & SERVICES - 1.8%
Starbucks Corporation	70,000	7,721,700

MEDICAL EQUIPMENT & DEVICES - 2.5%
Edwards Lifesciences Corporation (a)	29,100	3,294,411
Medtronic plc	59,100	7,408,185
		10,702,596
METALS & MINING - 1.9%
Freeport-McMoRan, Inc.	250,000	8,132,500

OIL & GAS PRODUCERS - 2.4%
Chevron Corporation	46,500	4,717,425
Exxon Mobil Corporation	92,000	5,411,440
		10,128,865
RETAIL - CONSUMER STAPLES - 2.1%
Kroger Company (The)	102,500	4,144,075
Walmart, Inc.	36,600	5,101,308
		9,245,383
RETAIL - DISCRETIONARY - 1.3%
Home Depot, Inc. (The)	17,000	5,580,420

SEMICONDUCTORS - 6.8%
Applied Materials, Inc.	93,800	12,074,874

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

COMMON STOCKS - 56.6% (Continued)	Shares	Fair Value
SEMICONDUCTORS - 6.8% (Continued)
Intel Corporation	88,300	$4,704,624
QUALCOMM, Inc.	50,900	6,565,082
Texas Instruments, Inc.	31,700	6,093,057
		29,437,637
SOFTWARE - 5.0%
Adobe, Inc. (a)	13,200	7,599,504
Microsoft Corporation	32,500	9,162,400
Oracle Corporation	57,000	4,966,410
		21,728,314
TECHNOLOGY HARDWARE - 3.6%
Apple, Inc.	47,200	6,678,800
Cisco Systems, Inc.	71,600	3,897,188
Corning, Inc.	134,800	4,918,852
		15,494,840
TECHNOLOGY SERVICES - 1.8%
Mastercard, Inc. - Class A	11,100	3,859,248
Visa, Inc. - Class A	17,400	3,875,850
		7,735,098
TELECOMMUNICATIONS - 3.5%
T-Mobile US, Inc. (a)	73,815	9,430,604
Verizon Communications, Inc.	108,100	5,838,481
		15,269,085
TRANSPORTATION & LOGISTICS - 2.5%
Norfolk Southern Corporation	14,200	3,397,350
Union Pacific Corporation	19,800	3,880,998
United Parcel Service, Inc. - Class B	20,000	3,642,000
		10,920,348

TOTAL COMMON STOCKS (Cost $145,208,828)		$244,431,576

Schedule of Portfolio Investments (Continued)

AAMA Equity Fund

EXCHANGE-TRADED FUNDS - 34.7%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$29,812,744
iShares Core S&P U.S. Growth ETF	239,600	24,537,436
Schwab U.S. Large-Cap ETF	281,700	29,305,251
Vanguard Growth ETF	112,500	32,644,125
Vanguard S&P 500 ETF	85,600	33,760,640
Total Exchange-Traded Funds (Cost $77,931,171)		$150,060,196

U.S. TREASURY OBLIGATIONS - 6.9%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS - 6.9%
U.S. Treasury Bills (Cost $29,998,691)	0.050%(b)	11/02/21	$30,000,000	$29,998,441

MONEY MARKET FUNDS - 1.8%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.01% (c) (Cost $7,742,725)	7,742,725	$7,742,725

TOTAL INVESTMENTS (Cost $260,881,415) - 100.0%		$432,232,938

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (d)		(127,339)

NET ASSETS - 100.0%		$432,105,599

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2021.
(d)	Percentage rounds to less than 0.1%.

plc - Public Liability Company

Schedule of Portfolio Investments

AAMA Income Fund

September 30, 2021 (Unaudited)

EXCHANGE-TRADED FUNDS - 29.6%	Shares	Fair Value
iShares 1-3 Year Treasury Bond ETF	155,000	$13,353,250
Vanguard Mortgage-Backed Securities ETF	283,000	15,081,070
Vanguard Short-Term Treasury ETF	249,000	15,291,090
Total Exchange-Traded Funds (Cost $44,188,547)		$43,725,410

MUNICIPAL BONDS - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021 (Cost $1,386,251)	2.000%	12/01/26	$1,320,000	$1,384,546

U.S. GOVERNMENT AGENCIES - 15.2%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL FARM CREDIT BANK - 6.7%
Federal Farm Credit Bank	0.930%	09/01/26	$10,000,000	$9,896,844

FEDERAL HOME LOAN BANK - 8.5%
Federal Home Loan Bank	2.360%	05/23/22	7,000,000	7,103,189
Federal Home Loan Bank	2.750%	12/13/24	5,000,000	5,345,026
				12,448,215

TOTAL U.S. GOVERNMENT AGENCIES (Cost $22,202,640)				$22,345,059

Schedule of Portfolio Investments (Continued)

AAMA Income Fund

U.S. TREASURY OBLIGATIONS - 52.3%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY NOTES - 52.3%
U.S. Treasury Notes	2.000%	11/15/21	$3,000,000	$3,007,122
U.S. Treasury Notes	1.875%	01/31/22	5,000,000	5,030,277
U.S. Treasury Notes	1.875%	05/31/22	5,000,000	5,059,766
U.S. Treasury Notes	1.875%	07/31/22	2,000,000	2,029,844
U.S. Treasury Notes	2.000%	11/30/22	10,000,000	10,217,187
U.S. Treasury Notes	1.750%	01/31/23	5,000,000	5,105,469
U.S. Treasury Notes	1.750%	05/15/23	10,000,000	10,248,828
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	10,514,844
U.S. Treasury Notes	2.500%	05/15/24	6,000,000	6,323,438
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,675,781
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,937,109
TOTAL U.S. TREASURY OBLIGATIONS (Cost $75,860,175)				$77,149,665

MONEY MARKET FUNDS - 1.6%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 0.01% (a) (Cost $2,321,809)	2,321,809	$2,321,809

TOTAL INVESTMENTS (Cost $145,959,422) - 99.6%		$146,926,489

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		605,213

NET ASSETS - 100.0%		$147,531,702

(a)	The rate shown is the 7-day effective yield as of September 30, 2021.

GO - General Obligation